Victory Pioneer Multi-Asset Income Fund
(formerly, Pioneer Multi-Asset Income Fund)
Schedule of Investments | April 30, 2025

Schedule of Investments  |  4/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.2%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets(a)*
	Advanced Materials — 0.0%†
948,336	Groupe Solmax, Inc., Initial Term Loan, 9.311% (Term SOFR + 475 bps), 5/29/28	$ 791,030
	Total Advanced Materials	$791,030

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.436% (Term SOFR + 400 bps), 8/21/28	$ 484,109
	Total Advertising Sales	$484,109

	Auto Parts & Equipment — 0.0%†
960,000	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	$ 895,200
	Total Auto Parts & Equipment	$895,200

	Casino Services — 0.0%†
14,031	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.979% (Term SOFR + 750 bps), 10/2/28	$ 13,470
28,505	Lucky Bucks LLC, Priority Second Out Term Loan, 6.979% (Term SOFR + 250 bps), 10/2/29	24,372
	Total Casino Services	$37,842

	Chemicals-Specialty — 0.0%†
313,078	Mativ Holdings, Inc., Term B Loan, 8.186% (Term SOFR + 375 bps), 4/20/28	$ 312,296
	Total Chemicals-Specialty	$312,296

	Dialysis Centers — 0.0%†
816,044	U.S. Renal Care, Inc., Closing Date Term Loan, 9.436% (Term SOFR + 500 bps), 6/20/28	$ 755,521
	Total Dialysis Centers	$755,521

1Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Electric-Generation — 0.0%†
346,814	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.572% (Term SOFR + 525 bps), 4/3/28	$ 343,020
	Total Electric-Generation	$343,020

	Investment Management & Advisory Services — 0.1%
1,535,390	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.78% (Term SOFR + 650 bps), 5/30/27	$ 1,437,508
	Total Investment Management & Advisory Services	$1,437,508

	Total Senior Secured Floating Rate Loan Interests (Cost $5,363,548)	$5,056,526

Shares
	Common Stocks — 42.2% of Net Assets
	Aerospace & Defense — 1.2%
710,911	Hensoldt AG	$ 54,925,247
	Total Aerospace & Defense	$54,925,247

	Air Freight & Logistics — 0.2%
337,254	Cia de Distribucion Integral Logista Holdings S.A.	$ 11,507,593
	Total Air Freight & Logistics	$11,507,593

	Automobile Components — 0.2%
276,300	Bridgestone Corp.	$ 11,577,237
	Total Automobile Components	$11,577,237

	Automobiles — 0.9%
17,513	Hyundai Motor Co.	$ 2,348,208
38,054	Kia Corp.	2,420,036
2,013,800	Subaru Corp.	36,514,034
	Total Automobiles	$41,282,278

	Banks — 12.7%
6,759,788	ABN AMRO Bank NV (C.V.A.) (144A)	$ 139,372,430
957,308	Alpha Services and Holdings S.A.	2,307,787
2,719,604	Bank of America Corp.	108,457,808
7,377,721	Bank of Ireland Group Plc	86,294,814
Victory Pioneer Multi-Asset Income Fund | 4/30/252

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Banks — (continued)
416,240	Danske Bank A/S	$ 14,510,598
172,354	DNB Bank ASA	4,287,561
1,204,692	Hana Financial Group, Inc.	54,662,423
1,564,105	Huntington Bancshares, Inc.	22,726,446
5,705,251	Intesa Sanpaolo S.p.A.	30,260,672
1,228,817	KB Financial Group, Inc.	77,973,474
927,611	KeyCorp.	13,765,747
863,755	Nordea Bank Abp	11,913,297
1,346,891	Regions Financial Corp.	27,490,045
228,480	US Bancorp	9,216,883
	Total Banks	$603,239,985

	Beverages — 0.2%
145,431	Anheuser-Busch InBev S.A.	$ 9,489,687
	Total Beverages	$9,489,687

	Capital Markets — 0.8%
452,793	State Street Corp.	$ 39,891,063
	Total Capital Markets	$39,891,063

	Chemicals — 0.0%†
1,490,013	Chevron Lubricants Lanka Plc	$ 720,192
	Total Chemicals	$720,192

	Communications Equipment — 1.5%
1,204,169	Cisco Systems, Inc.	$ 69,516,676
	Total Communications Equipment	$69,516,676

	Construction & Engineering — 0.5%
4,081(b)	LB New Holdco	$ 24,486
264,300	Taisei Corp.	14,316,712
2,408,396	Webuild S.p.A.	8,703,441
	Total Construction & Engineering	$23,044,639

	Construction Materials — 1.1%
414,279	Buzzi S.p.A.	$ 21,644,853
338,403	CRH Plc	32,290,414
	Total Construction Materials	$53,935,267

	Consumer Staples Distribution & Retail — 0.0%
195,032+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

3Victory Pioneer Multi-Asset Income Fund | 4/30/25

Shares		Value
	Electric Utilities — 2.4%
1,619,015	Eversource Energy	$ 96,299,012
351,084	FirstEnergy Corp.	15,054,482
	Total Electric Utilities	$111,353,494

	Electrical Equipment — 0.5%
305,600	Fuji Electric Co., Ltd.	$ 13,514,539
470,300	Mitsubishi Electric Corp.	9,080,033
	Total Electrical Equipment	$22,594,572

	Financial Services — 0.8%
477,116	Edenred SE	$ 14,798,914
821,842(b)	Nexi S.p.A. (144A)	4,789,186
175,513(b)	PayPal Holdings, Inc.	11,555,776
1,161,685(b)	Worldline S.A. (144A)	6,408,992
	Total Financial Services	$37,552,868

	Health Care Providers & Services — 0.6%
212,823	Cardinal Health, Inc.	$ 30,069,762
	Total Health Care Providers & Services	$30,069,762

	Household Durables — 0.9%
2,436,820	Persimmon Plc	$ 42,055,773
	Total Household Durables	$42,055,773

	Insurance — 0.1%
65,006	American International Group, Inc.	$ 5,299,289
	Total Insurance	$5,299,289

	IT Services — 1.5%
286,159	International Business Machines Corp.	$ 69,198,969
	Total IT Services	$69,198,969

	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,283,808
	Total Leisure Products	$2,283,808

	Marine Transportation — 0.4%
1,251,521	Star Bulk Carriers Corp.	$ 18,447,419
	Total Marine Transportation	$18,447,419

	Metals & Mining — 2.5%
2,638,800	B2Gold Corp.	$ 8,249,839
2,195,666	Barrick Gold Corp.	41,805,481
854,886	Newmont Corp.	45,035,395
Victory Pioneer Multi-Asset Income Fund | 4/30/254

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Metals & Mining — (continued)
145,063	Rio Tinto Plc (A.D.R.)	$ 8,616,742
1,353,817	thyssenkrupp AG	15,367,389
	Total Metals & Mining	$119,074,846

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
730,230	AGNC Investment Corp.	$ 6,447,931
297,120	Angel Oak Mortgage, Inc.	2,807,784
528,740	Ladder Capital Corp.	5,520,046
906,673	Rithm Capital Corp.	10,136,604
511,976	Two Harbors Investment Corp.	6,077,155
	Total Mortgage Real Estate Investment Trusts (REITs)	$30,989,520

	Oil, Gas & Consumable Fuels — 6.0%
835,639	BW LPG, Ltd. (144A)	$ 8,305,465
1,248,325	BW LPG, Ltd. (144A)	12,333,451
91,406	Civitas Resources, Inc.	2,490,814
4,435,484	Energy Transfer LP	73,362,905
47,954+#	LUKOIL PJSC	—
1,410,705	MPLX LP	71,847,206
540,649	Ovintiv, Inc.	18,154,993
1,269,779	Permian Resources Corp.	14,983,392
194,305	Plains All American Pipeline LP	3,392,565
1,271,403+#	Rosneft Oil Co. PJSC	—
1,165,541	Shell Plc (A.D.R.)	75,154,084
93,812	Viper Energy, Inc.	3,783,438
	Total Oil, Gas & Consumable Fuels	$283,808,313

	Pharmaceuticals — 3.4%
29,588	Johnson & Johnson	$ 4,624,900
4,645,613	Pfizer, Inc.	113,399,413
376,702	Sanofi S.A.	40,925,024
	Total Pharmaceuticals	$158,949,337

	Professional Services — 0.2%
229,156	ManpowerGroup, Inc.	$ 9,869,749
	Total Professional Services	$9,869,749

	Real Estate Management & Development — 0.1%
3,764,000	Sino Land Co., Ltd.	$ 3,872,907
	Total Real Estate Management & Development	$3,872,907

5Victory Pioneer Multi-Asset Income Fund | 4/30/25

Shares		Value
	Semiconductors & Semiconductor Equipment — 1.0%
472,791(b)	Advanced Micro Devices, Inc.	$ 46,026,204
33,978(b)	Axcelis Technologies, Inc.	1,664,242
	Total Semiconductors & Semiconductor Equipment	$47,690,446

	Specialized REITs — 0.3%
107,772	Crown Castle, Inc.	$ 11,397,967
95,099	Gaming and Leisure Properties, Inc.	4,551,438
	Total Specialized REITs	$15,949,405

	Technology Hardware, Storage & Peripherals — 1.4%
1,734,618	Samsung Electronics Co., Ltd.	$ 67,725,149
	Total Technology Hardware, Storage & Peripherals	$67,725,149

	Total Common Stocks (Cost $1,749,193,562)	$1,995,915,490

Principal Amount USD ($)
	Asset Backed Securities — 1.7% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,992,472
6,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	6,142,402
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	571,098
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	4,449,904
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,511,411
570,997(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	569,667
1,982,253(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.695% (SOFR30A + 435 bps), 10/15/26 (144A)	1,976,704
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,226,119
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,519,360
Victory Pioneer Multi-Asset Income Fund | 4/30/256

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
9,330,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	$ 9,466,790
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	3,799,970
1,867,786	JP Morgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	1,876,270
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	2,012,104
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,047,340
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	10,348,088
2,530,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	2,602,761
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,699,755
1,406,615	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,390,817
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	118,800
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	511,350
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,236,675
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	5,075,516
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,408,142
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,338,937
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,556,237
7Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	$ 5,276,818
2,122,521	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	2,180,122
	Total Asset Backed Securities (Cost $80,174,871)	$81,905,629

	Collateralized Mortgage Obligations—2.4% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 9.854% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,468,787
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.718% (SOFR30A + 336 bps), 1/25/40 (144A)	4,094,646
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.468% (SOFR30A + 311 bps), 1/25/40 (144A)	8,597,185
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.354% (SOFR30A + 600 bps), 10/25/41 (144A)	4,788,637
5,895,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.854% (SOFR30A + 550 bps), 12/25/41 (144A)	6,093,956
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.354% (SOFR30A + 600 bps), 12/25/41 (144A)	5,591,177
6,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.354% (SOFR30A + 700 bps), 4/25/42 (144A)	6,450,000
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.004% (SOFR30A + 565 bps), 12/25/50 (144A)	2,995,524
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.754% (SOFR30A + 740 bps), 11/25/50 (144A)	2,243,590
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.104% (SOFR30A + 475 bps), 1/25/51 (144A)	2,974,460
Victory Pioneer Multi-Asset Income Fund | 4/30/258

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 10.354% (SOFR30A + 600 bps), 8/25/33 (144A)	$ 928,242
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 10.604% (SOFR30A + 625 bps), 10/25/33 (144A)	2,592,104
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.854% (SOFR30A + 550 bps), 1/25/34 (144A)	4,031,879
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.154% (SOFR30A + 780 bps), 11/25/41 (144A)	3,701,850
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.354% (SOFR30A + 500 bps), 8/25/33 (144A)	5,997,804
1,310,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.804% (SOFR30A + 545 bps), 12/25/33 (144A)	1,482,988
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.604% (SOFR30A + 625 bps), 9/25/41 (144A)	2,033,236
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.454% (SOFR30A + 710 bps), 1/25/42 (144A)	3,654,861
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.854% (SOFR30A + 850 bps), 2/25/42 (144A)	2,871,256
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.618% (SOFR30A + 826 bps), 7/25/49 (144A)	7,483,560
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.718% (SOFR30A + 636 bps), 10/25/49 (144A)	3,516,692
9Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,395,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.254% (SOFR30A + 491 bps), 9/25/47 (144A)	$ 8,811,295
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.468% (SOFR30A + 511 bps), 11/25/47 (144A)	3,291,800
3,688,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.554% (SOFR30A + 620 bps), 11/25/41 (144A)	3,847,437
12,752	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	5,226
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,270,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.954% (SOFR30A + 460 bps), 10/25/33 (144A)	1,308,068
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.968% (SOFR30A + 1,061 bps), 2/25/47 (144A)	7,210,350
6,079,606(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.754% (SOFR30A + 340 bps), 11/25/33 (144A)	6,154,613
	Total Collateralized Mortgage Obligations (Cost $108,594,114)	$115,221,225

	Commercial Mortgage-Backed Securities—1.4% of Net Assets
9,600,000(a)	AG Trust, Series 2024-NLP, Class B, 7.085% (1 Month Term SOFR + 276 bps), 7/15/41 (144A)	$ 9,479,321
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	5,229,847
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,125,762
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.859%, 7/15/57	4,570,500
2,669,330(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.845% (SOFR30A + 150 bps), 2/15/37 (144A)	2,664,543
Victory Pioneer Multi-Asset Income Fund | 4/30/2510

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
8,145,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.681% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	$ 8,038,097
4,030,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.579% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	3,952,191
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.104% (SOFR30A + 775 bps), 1/25/51 (144A)	979,535
2,822,030(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 6.654% (SOFR30A + 230 bps), 11/25/51 (144A)	2,824,918
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,442,682
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 13.218% (SOFR30A + 886 bps), 10/25/49 (144A)	5,817,319
1,851,367(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.718% (SOFR30A + 336 bps), 10/25/49 (144A)	1,851,363
2,327,215(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.218% (SOFR30A + 386 bps), 3/25/50 (144A)	2,361,537
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,458,291
3,225,367(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	3,268,207
	Total Commercial Mortgage-Backed Securities (Cost $66,997,577)	$68,064,113

	Convertible Corporate Bonds — 0.6% of Net Assets
	REITS — 0.6%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,787,310
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,413,564
	Total REITS	$29,200,874

	Total Convertible Corporate Bonds (Cost $27,856,373)	$29,200,874

11Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Corporate Bonds — 5.0% of Net Assets
	Advertising — 0.0%†
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,524,456
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	473,100
	Total Advertising	$1,997,556

	Aerospace & Defense — 0.0%†
1,155,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 1,157,818
	Total Aerospace & Defense	$1,157,818

	Airlines — 0.2%
258,602	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 271,839
7,450,778(a)	Gol Finance S.A., 14.824% (1 Month Term SOFR + 1,050 bps), 6/8/25 (144A)	7,450,778
	Total Airlines	$7,722,617

	Banks — 3.4%
EUR4,700,000(d)(e)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 5,324,395
EUR5,300,000(d)(e)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	5,901,519
2,600,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	2,255,621
10,000,000(d)(e)	Barclays Plc, 6.125% (5 Year CMT Index + 587 bps)	9,941,598
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,136,941
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,285,362
10,000,000(d)(e)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	9,368,792
5,857,000(d)(e)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,838,984
8,125,000(d)(e)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,146,499
485,100	Royal Bank of Canada, 11.76%, 3/4/26 (144A)	9,073,796
221,900	Royal Bank of Canada, 12.77%, 2/24/26 (144A)	17,561,166
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,316,406
Victory Pioneer Multi-Asset Income Fund | 4/30/2512

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	$ 8,163,058
31,703,000(d)(e)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	30,589,134
29,708,000(d)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	28,403,430
7,425,000(d)(e)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,266,654
	Total Banks	$161,573,355

	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,263,007
	Total Commercial Services	$2,263,007

	Diversified Financial Services — 0.2%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 2,948,521
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,658,063
	Total Diversified Financial Services	$7,606,584

	Multi-National — 0.1%
TRY197,470,000	European Bank for Reconstruction & Development, 28.00%, 9/27/27	$ 4,092,290
	Total Multi-National	$4,092,290

	Pipelines — 0.1%
3,328,000	Oneok, Inc., 5.60%, 4/1/44	$ 2,964,150
	Total Pipelines	$2,964,150

	Telecommunications — 0.9%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 44,338,980
	Total Telecommunications	$44,338,980

	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,091,705
	Total Transportation	$2,091,705

	Total Corporate Bonds (Cost $219,524,993)	$235,808,062

13Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 2.9% of Net Assets#
	Event Linked Bonds — 2.0%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 11.026%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 512,950
250,000(a)	Torrey Pines Re, 10.273%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	259,925
250,000(a)	Torrey Pines Re, 11.536%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	261,400
		$1,034,275

	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 7.376%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 501,100
500,000(a)	Acorn Re, 7.376%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	504,250
1,000,000(a)	Ursa Re, 9.776%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,014,700
		$2,020,050

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 18.286%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,529,700
1,000,000(a)	FloodSmart Re, 21.436%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	984,600
		$2,514,300

	Health – U.S. — 0.1%
1,750,000(a)	Vitality Re XIII, 6.273%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,753,325
3,250,000(a)	Vitality Re XIV, 7.786%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,334,825
600,000(a)	Vitality Re XIV, 8.786%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	621,540
		$5,709,690

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 12.426%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 674,115
	Multiperil – U.S. — 0.9%
500,000(a)	Aquila Re, 9.776%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 507,750
Victory Pioneer Multi-Asset Income Fund | 4/30/2514

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Bonanza Re, 8.026%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 247,125
1,000,000(a)	Bonanza Re, 9.786%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,001,700
250,000(a)	Four Lakes Re, 9.786%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	248,675
250,000(a)	Four Lakes Re, 10.023%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,125
250,000(a)	Four Lakes Re, 10.736%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	251,925
250,000(a)	Four Lakes Re, 12.523%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	249,025
250,000(a)	Four Lakes Re, 13.773%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	258,975
1,000,000(a)	Fuchsia 2024-1 , 9.286%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	1,004,000
500,000(a)	Herbie Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	499,200
2,000,000(a)	High Point Re, 10.026%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,009,800
750,000(a)	Merna Re II, 11.526%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	780,600
14,000,000(a)	Merna Re II, 11.806%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	14,105,000
1,300,000(a)	Merna Re II, 12.026%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,330,550
1,500,000(a)	Merna Re II, 12.776%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,523,400
250,000(a)	Mystic Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	248,750
1,750,000(a)	Mystic Re, 16.286%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,826,300
1,000,000(a)	Residential Re, 9.526%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	1,008,700
750,000(a)	Residential Re, 10.196%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	769,800
500,000(a)	Residential Re, 10.323%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	487,400
1,000,000(a)	Residential Re, 11.273%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	1,011,400
15Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Residential Re, 11.966%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	$ 516,050
1,250,000(a)	Residential Re, 12.706%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,294,375
750,000(a)	Residential Re, 16.293%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	703,500
2,500,000(a)	Sanders Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	2,458,500
2,500,000(a)	Sanders Re, 9.536%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,493,750
750,000(a)	Sanders Re, 10.036%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	773,400
800,000(a)	Sanders Re III, 7.696%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	788,320
1,600,000(a)	Sanders Re III, 9.826%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	1,636,480
250,000(a)	Solomon Re, 9.806%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	255,750
250,000(a)	Topanga Re, 9.326%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	241,000
		$40,785,325

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.867%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 837,900
500,000(a)	Easton Re, 11.776%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	506,550
250,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	250,425
1,250,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,296,250
250,000(a)	Kilimanjaro II Re, 10.526%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	260,725
750,000(a)	Kilimanjaro II Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	788,400
250,000(a)	Kilimanjaro III Re, 16.646%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	250,550
Victory Pioneer Multi-Asset Income Fund | 4/30/2516

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
500,000(a)	Mona Lisa Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 500,250
1,000,000(a)	Mona Lisa Re, 16.786%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,024,300
		$5,715,350

	Multiperil – U.S. Regional — 0.1%
500,000(a)	Aquila Re, 12.546%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 515,500
250,000(a)	Aquila Re, 13.466%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	259,875
1,300,000(a)	Locke Tavern Re, 9.068%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,313,650
		$2,089,025

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.017%, (SOFR + 765 bps), 6/5/26 (144A)	$ 1,289,750
750,000(a)	Cat Re 2001, 17.316%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	780,000
1,000,000(a)	Kendall Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,046,200
500,000(a)	Silk Road Re, 10.278%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	497,500
		$3,613,450

	Windstorm – Florida — 0.3%
1,000,000(a)	First Coast Re, 9.25%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	$ 1,021,300
250,000(a)	Marlon Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	255,850
9,000,000(a)	Merna Re II, 11.776%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	9,050,400
750,000(a)	Merna Re II, 13.026%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	771,000
250,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	262,275
500,000(a)	Purple Re, 13.276%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	512,300
		$11,873,125

17Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,017,500
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.571%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 264,075
250,000(a)	International Bank for Reconstruction & Development, 18.073%, (SOFR + 1,372 bps), 4/24/28 (144A)	253,825
		$517,900

	Windstorm – North Carolina — 0.0%†
1,250,000(a)	Blue Ridge Re, 7.99%, (3 Month U.S. Treasury Bill + 799 bps), 1/8/27 (144A)	$ 1,280,625
750,000(a)	Blue Ridge Re, 9.526%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	769,875
		$2,050,500

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 10.273%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 515,850
250,000(a)	Alamo Re, 11.808%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	250,875
250,000(a)	Alamo Re, 12.023%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,575
		$1,027,300

	Windstorm – U.S. — 0.2%
1,500,000(a)	Alamo Re, 12.668%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,535,550
250,000(a)	Bonanza Re, 12.726%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	253,625
1,750,000(a)	Cape Lookout Re, 12.706%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,789,200
750,000(a)	Gateway Re, 13.556%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	749,250
600,000(a)	Gateway Re, 18.246%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	625,740
Victory Pioneer Multi-Asset Income Fund | 4/30/2518

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
1,600,000(a)	Merna Re II, 14.526%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	$ 1,669,600
1,500,000(a)	Queen Street Re, 11.781%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,503,300
		$8,126,265

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.786%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 248,625
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 10.876%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 1,023,300
	Winterstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 17.146%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 2,015,000
2,000,000(a)	Lightning Re, 15.286%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,054,000
		$4,069,000

	Total Event Linked Bonds	$94,109,095

Face Amount USD ($)
	Collateralized Reinsurance — 0.2%
	Earthquakes – California — 0.0%†
1,250,000(b)(f)+	Adare Re 2025, 9/30/30	$ 1,254,617
	Multiperil – U.S. — 0.1%
1,000,000(b)(f)+	Cheltenham-PI0051 Re 2024, 5/31/30	$ 1,046,390
5,272,146(b)(f)+	PI0047 2024-1, 12/31/29	5,635,113
		$6,681,503

	Multiperil – Worldwide — 0.1%
4,000,000(b)(f)+	Gamboge Re, 3/31/30	$ 2,005,052
1,000,000(b)(f)+	Merion Re 2025-1, 12/31/30	906,930
250,000(b)(f)+	Old Head Re 2025, 12/31/30	209,198
19Victory Pioneer Multi-Asset Income Fund | 4/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(b)(f)+	Pine Valley Re 2025, 12/31/29	$ 451,505
300,000(b)(f)+	Walton Health Re 2019, 6/30/25	413
		$3,573,098

	Windstorm – North Carolina — 0.0%†
1,000,000(f)+	Mangrove Risk Solutions, 4/30/30	$ 17,300
500,000(f)+	Mangrove Risk Solutions, 4/30/30	5,800
250,000(f)+	Mangrove Risk Solutions, 4/30/30	1,825
		$24,925

	Windstorm – U.S. Regional — 0.0%†
1,500,000(f)+	Oakmont Re 2024, 4/1/30	$ 38,487
	Total Collateralized Reinsurance	$11,572,630

	Reinsurance Sidecars — 0.7%
	Multiperil – U.S. — 0.1%
2,500,000(b)(f)+	Carnoustie Re 2025, 12/31/30	$ 2,402,126
1,500,000(b)(g)+	Harambee Re 2019, 12/31/25	—
		$2,402,126

	Multiperil – Worldwide — 0.6%
1,000,000(b)(g)+	Alturas Re 2021-3, 7/31/25	$ 45,900
24,956(g)+	Alturas Re 2022-2, 12/31/27	1,325
2,000,000(b)(f)+	Banbury-PI0050 Re 2024, 3/31/30	2,240,000
4,000,000(b)(f)+	Bantry Re 2025, 12/31/30	3,742,752
2,000,000(b)(f)+	Berwick Re 2025, 12/31/30	1,867,044
1,000,000(b)(f)+	Clearwater Re 2025, 12/31/30	1,001,534
500,000(b)(f)+	Gleneagles Re 2021, 12/31/25	50
3,000,000(b)(f)+	Gullane Re 2025, 12/31/30	2,469,407
3,000,000(b)(f)+	Pangaea Re 2024-3, 7/1/28	3,219,034
2,500,000(b)(f)+	Pangaea Re 2025-1, 12/31/30	2,170,556
3,871(b)(f)+	Sector Re V, 12/1/28 (144A)	86,309
3,500,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,589,166
3,000,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,076,428
1,000,000(b)(g)+	Thopas Re 2020, 12/31/25	200
1,500,000(g)+	Thopas Re 2021, 12/31/25	13,950
2,500,000(g)+	Thopas Re 2023, 12/31/28	2,250
2,500,000(g)+	Thopas Re 2024, 12/31/29	23,000
2,500,000(b)(f)+	Thopas Re 2025, 12/31/30	2,259,500
1,500,000(b)(g)+	Torricelli Re 2021, 7/31/25	9,000
2,500,000(g)+	Torricelli Re 2023, 6/30/29	34,500
3,000,000(b)(f)+	Torricelli Re 2024, 6/30/30	3,005,349
1,500,000(b)(g)+	Viribus Re 2019, 12/31/25	—
Victory Pioneer Multi-Asset Income Fund | 4/30/2520

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(b)(g)+	Viribus Re 2020, 12/31/25	$ 30,700
2,000,000(g)+	Viribus Re 2023, 12/31/28	600
333,333(g)+	Viribus Re 2024, 12/31/29	65,467
		$28,954,021

	Total Reinsurance Sidecars	$31,356,147

	Total Insurance-Linked Securities (Cost $133,660,684)	$137,037,872

Principal Amount USD ($)
	Foreign Government Bonds — 1.0% of Net Assets
	Hungary — 0.1%
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 3,559,916
	Total Hungary	$3,559,916

	Indonesia — 0.2%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 9,808,476
	Total Indonesia	$9,808,476

	Philippines — 0.2%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,755,456
	Total Philippines	$10,755,456

	Russia — 0.0%
RUB61,885,000(h)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(h)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

	South Africa — 0.2%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 7,670,160
	Total South Africa	$7,670,160

	Trinidad — 0.0%†
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,072,634
	Total Trinidad	$2,072,634

21Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Turkey — 0.3%
TRY176,759,679	Turkiye Government Bond, 12.400%, 3/8/28	$ 2,659,678
TRY521,808,900	Turkiye Government Bond, 36.000%, 8/12/26	12,403,156
	Total Turkey	$15,062,834

	Total Foreign Government Bonds (Cost $54,330,869)	$48,929,476

Shares
	Closed-End Fund — 0.2% of Net Assets
721,794	Aberdeen Asia-Pacific Income Fund, Inc.	$ 11,180,589
	Total Closed-End Fund (Cost $11,678,325)	$11,180,589

Principal Amount USD ($)
	Equity Linked Notes — 19.0% of Net Assets
	Aerospace & Defense — 0.2%
EUR118,900	Bnp Paribas (Hensoldt AG), 3/30/26 (144A)	$ 9,341,158
	Total Aerospace & Defense	$9,341,158

	Apparel Retail — 0.2%
27,600	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 8,153,813
	Total Apparel Retail	$8,153,813

	Auto Manufacturers — 0.2%
989,100	Wells Fargo (Stellantis N.V.), 7/16/25	$ 9,950,346
	Auto Manufacturers	$9,950,346

	Bank-Regional — 0.3%
764,400	Royal Bank Of Canada (First Horizon Corporation), 6/11/25 (144A)	$ 14,324,856
	Total Bank-Regional	$14,324,856

	Banks — 2.3%
199,800	Canadian Imperal (Wells Fargo & Company), 6/13/25	$ 14,168,857
63,200	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	3,710,826
Victory Pioneer Multi-Asset Income Fund | 4/30/2522

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
102,200	Canadian Imperial Bank of Commerce (Gilead Sciences, Inc.), 9.00%, 7/1/25	$ 7,699,646
488,100	Canadian Imperial Bank of Commerce (Lyft, Inc.), 21.85%, 7/1/25	6,182,421
82,100	Canadian Imperial Bank of Commerce (Newmont Corp.), 12.92%, 6/17/25	3,797,535
205,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	5,229,675
342,200	Mizuho Markets (Citizens Financial Group, Inc.), 6/13/25	12,752,596
25,300(i)	Royal Bank of Canada (Advanced Micro De), 17.32%, 8/5/25 (144A)	2,612,352
602,700	Royal Bank of Canada (Barrick Gold Corp.), 11.95%, 8/6/25 (144A)	11,231,314
227,900(i)	Royal Bank of Canada (Citizens Financial Group, Inc.), 11.55%, 12/23/25 (144A)	8,970,144
230,700	Royal Bank of Canada (Newmont Corp.), 12.16%, 8/6/25 (144A)	11,426,571
49,400	Toronto-Dominion Bank (Advanced Micro Devices, Inc.), 16.43%, 6/6/25	5,034,354
236,800	Toronto-Dominion Bank (PayPal Holdings, Inc.), 12.95%, 7/11/25	14,862,752
	Total Banks	$107,679,043

	Beverages — 0.9%
242,400	Canadian Imperial Bank of Commerce (Celsius Holdings, Inc.), 25.83%, 10/28/25	$ 6,875,240
368,200	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.83%, 10/9/25 (144A)	12,237,127
61,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.44%, 7/9/25 (144A)	2,304,649
258,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	9,002,656
300,300	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	9,441,432
54,500	Goldman Sachs International (Celsius Holdings), 22.87%, 7/1/25	2,026,582
	Total Beverages	$41,887,686

23Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Beverages - Non-Alcoholic — 0.2%
338,200	Mizuho Markets (Celsius Holdings, Inc.), 3/12/26	$ 10,352,809
	Total Beverages - Non-Alcoholic	$10,352,809

	Biotechnology — 0.3%
84,000	Bank Of America (Biontech SE), 11.81%, 8/29/25	$ 7,602,000
12,000	Citigroup Global Markets Holdings, Inc. (Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	7,539,480
	Total Biotechnology	$15,141,480

	Building Materials — 0.2%
89,300	Goldman Sachs (CRH plc), 10.60%, 3/18/26	$ 8,720,145
	Total Building Materials	$8,720,145

	Chemicals — 0.2%
172,200	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 8,348,566
	Total Chemicals	$8,348,566

	Consumer Discretionary — 0.1%
117,300(i)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 3,730,140
	Consumer Discretionary	$3,730,140

	Credit Services — 0.5%
190,000(i)	Royal Bank Of Canada (PayPal Holdings, Inc.), 3/12/26 (144A)	$ 12,920,000
182,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	12,785,241
	Total Credit Services	$25,705,241

	Diversified Telecommunication Services — 0.1%
242,600	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 6,466,746
	Total Diversified Telecommunication Services	$6,466,746

	Electrical Equipment — 0.5%
283,000(i)	JP Morgan Structured Products BV (Vertiv Holdings Co.), 45.03%, 6/12/25	$ 24,614,321
	Total Electrical Equipment	$24,614,321

Victory Pioneer Multi-Asset Income Fund | 4/30/2524

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electrical Equipment & Parts — 0.2%
105,900	Wells Fargo (Vertiv Holdings Co.), 3/26/26	$ 9,309,669
	Total Electrical Equipment & Parts	$9,309,669

	Electronic Equipment, Instruments & Components — 0.1%
83,700	Mizuho Markets Cayman LP (Vertiv Holdings Co.), 21.00%, 7/30/25	$ 6,938,688
	Total Electronic Equipment, Instruments & Components	$6,938,688

	Financial Services — 0.1%
54,500(i)	Toronto-Dominion Bank ( Abercrombie & Fitch Co.), 20.45%, 1/20/26	$ 4,974,760
	Total Financial Services	$4,974,760

	Furnishings, Fixtures & Appliances — 0.6%
154,800	Bank Of America (Whirlpool Corporation), 16.49%, 4/10/26	$ 11,738,019
78,300(i)	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	6,956,180
99,200	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	8,167,136
	Total Furnishings, Fixtures & Appliances	$26,861,335

	Gold — 0.9%
394,500	BAC (Barrick Mining Corporation), 11.83%, 6/5/25	$ 7,225,268
401,300	BAC (Newmont Corporation), 12.96%, 6/5/25	18,495,917
471,800	Mizuho Markets (Barrick Mining Corporation), 3/4/26	8,855,214
3,026,300	Wells Fargo (B2Gold Corporation), 5/6/26	9,502,582
	Total Gold	$44,078,981

	Healthcare-Products — 0.2%
146,100	Bank of America NA (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 10,276,674
	Total Healthcare-Products	$10,276,674

	Healthcare-Services — 0.3%
44,200	Citigroup Global Markets Holdings, Inc. (The Cigna Group), 11.98%, 12/31/25 (144A)	$ 13,419,783
	Total Healthcare-Services	$13,419,783

25Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Household & Personal Products — 0.6%
317,000(i)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 17.65%, 12/3/25	$ 19,686,429
208,600(j)	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.63%, 5/8/26	7,230,076
	Total Household & Personal Products	$26,916,505

	Internet & Direct Marketing Retail — 0.4%
91,300(i)	Mizuho Markets Cayman LP (Alibaba Group Holding Limited ), 12.28%, 11/26/25	$ 8,841,857
127,100	Toronto-Dominion Bank (eBay Inc.), 9.86%, 12/5/25	8,468,038
	Total Internet & Direct Marketing Retail	$17,309,895

	Internet Content & Information — 0.2%
57,500	Citigroup (Alphabet Inc.), 10.95%, 4/21/26 (144A)	$ 9,142,787
	Total Internet Content & Information	$9,142,787

	Leisure Products — 0.4%
163,200	BNP Paribas Issuance BV (Yeti Holdings, Inc.), 14.85%, 5/22/25 (144A)	$ 4,760,544
137,200	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	14,641,298
	Total Leisure Products	$19,401,842

	Marine Shipping — 0.2%
907,600(i)	Royal Bank Of Canada (Golden Ocean Group Limited), 3/12/26 (144A)	$ 7,723,676
	Total Marine Shipping	$7,723,676

	Metals & Mining — 0.4%
113,400(i)	BNP Paribas (Teck Resourcse Ltd), 12.03%, 10/9/25 (144A)	$ 4,310,334
237,800	Merrill Lynch BV (Barrick Gold Corp.), 11.70%, 11/21/25	4,180,524
354,500	Mizuho Markets Cayman LP (Barrick Gold Corporation), 11.58%, 12/1/25	6,380,468
143,600	Mizuho Markets Cayman LP (Newmont Corp.), 12.60%, 12/1/25	6,672,590
	Total Metals & Mining	$21,543,916

	Oil, Gas & Consumable Fuels — 1.2%
531,500	Hsbc Bank Plc (Range Resources Corporation), 13.00%, 5/8/26	$ 18,033,795
Victory Pioneer Multi-Asset Income Fund | 4/30/2526

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil, Gas & Consumable Fuels — (continued)
382,300(i)	JP Morgan Structured Products BV (Range Resources Corp.), 11.80%, 10/9/25	$ 12,367,405
757,000(i)	Royal Bank of Canada (Range Resources), 12.027%, 10/14/25 (144A)	24,897,730
	Total Oil, Gas & Consumable Fuels	$55,298,930

	Personal Care Products — 0.1%
112,000(i)	Bank of America NA (The Estee Lauder Companies, Inc.), 16.64%, 11/12/25	$ 7,119,840
	Total Personal Care Products	$7,119,840

	Rental & Leasing Services — 0.5%
25,500(i)	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 15,215,100
72,200	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.72%, 7/25/25	7,390,645
	Total Rental & Leasing Services	$22,605,745

	Semiconductors & Semiconductor Equipment — 3.8%
33,300	Bank of America NA (Axcelis Technologies, Inc.), 16.55%, 8/26/25	$ 1,845,986
145,300	Bank of America NA (Micron Technology, Inc.), 16.44%, 12/31/25	11,618,188
99,400	BNP Paribas Issuance BV (Nvidia Corp.), 28.80%, 6/12/25 (144A)	11,182,500
75,800	Citigroup Global Markets Holdings, Inc. (Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	4,327,043
196,700	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.09%, 3/11/26 (144A)	9,761,237
85,900	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	9,400,466
61,900	Goldman Sachs International (Advanced Micro Devices, Inc.), 16.67%, 5/8/25	6,161,526
91,400(i)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	3,959,905
116,100(i)	JP Morgan (Advanced Micro Devices, Inc.), 2/24/26	11,851,337
117,000(i)	JP Morgan (Advanced Micro Devices, Inc.), 3/3/26	11,930,467
215,300(i)	JP Morgan (NVIDIA Corporation), 4/13/26	23,997,209
162,600(i)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	9,272,265
27Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
48,700	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	$ 2,687,510
149,900	Mizuho Markets (Advanced Micro Devices, Inc.), 5/6/26	14,257,589
160,100(i)	Mizuho Markets (Axcelis Technologies, Inc.), 3/12/26	8,186,073
65,900(i)	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 16.37%, 12/26/25	6,923,256
119,400	Mizuho Markets Cayman LP (On Semiconductor Corp.), 16.02%, 10/30/25	5,526,727
66,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	10,007,111
74,500	Royal Bank of Canada (Advanced Micro DE), 16.31%, 11/7/25 (144A)	8,200,960
75,700(i)	Royal Bank of Canada (Axcelis Technologies, Inc.), 16.92%, 10/6/25 (144A)	4,258,882
54,100	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	2,450,189
	Total Semiconductors & Semiconductor Equipment	$177,806,426

	Software — 1.5%
102,000	BNP Paribas Issuance BV (Uber Technologies, Inc.), 13.77%, 5/22/25 (144A)	$ 7,268,520
112,600	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	3,706,387
217,200	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	7,479,282
54,800(i)	HSBC Bank Plc (Uber Technologies, Inc.), 11/26/25	4,126,714
129,200(i)	HSBC Bank Plc (Zoom Video Communications,Inc.), 8/21/25	7,860,528
57,300	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 11.57%, 7/30/25	3,683,473
16,000	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	6,658,000
343,400	Wells Fargo Bank NA (Uber Technologies, Inc.), 14.20%, 12/31/25	22,746,823
111,500	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 11.58%, 6/10/25	7,371,265
	Total Software	$70,900,992

Victory Pioneer Multi-Asset Income Fund | 4/30/2528

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software - Infrastructure — 0.5%
155,600(i)	JP Morgan Structured Products BV (Oracle Corp.), 12.90%, 3/23/26	$ 22,304,482
	Total Software - Infrastructure	$22,304,482

	Specialty Industrial Machinery — 0.2%
40,200	Citigroup (Eaton Corporation plc), 16.19%, 6/12/25 (144A)	$ 11,729,154
	Total Specialty Industrial Machinery	$11,729,154

	Transportation — 0.2%
56,300(i)	Royal Bank of Canada (Expedia Group, Inc.), 13.085%, 8/19/25 (144A)	$ 7,666,090
	Transportation	$7,666,090

	Travel Services — 0.2%
75,500	Mizuho Markets (Airbnb, Inc.), 14.10%, 5/8/26	$ 9,204,960
	Total Travel Services	$9,204,960

	Total Equity Linked Notes (Cost $952,357,941)	$896,951,480

	U.S. Government and Agency Obligations — 19.4% of Net Assets
3,116,344	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,652,871
3,690,880	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,122,255
1,592,473	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,346,963
454,686	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	385,219
543,744	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	481,395
1,646,524	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,460,153
2,023,676	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,785,479
8,062,951	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	7,801,115
6,885,401	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	6,767,202
5,803,104	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	5,828,762
29Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,808,298	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	$ 7,852,943
1,794,731	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,794,641
16,410,645	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	16,504,288
19,166,410	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	19,156,925
4,486,263	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	4,489,238
16,298,865	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,289,120
12,295,743	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	12,388,843
21,863,521	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	22,029,071
4,375,572	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,405,241
3,371,090	Federal Home Loan Mortgage Corp., 5.500%, 2/1/54	3,370,394
7,856,884	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	7,863,989
5,260,439	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	5,253,990
2,350,625	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,349,921
1,762,743	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,760,517
2,721,996	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,730,625
4,010,224	Federal Home Loan Mortgage Corp., 5.500%, 6/1/54	4,005,159
2,774,973	Federal Home Loan Mortgage Corp., 5.500%, 7/1/54	2,777,001
2,258,146	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	2,259,295
4,360,089	Federal Home Loan Mortgage Corp., 5.500%, 9/1/54	4,362,308
2,309,927	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,312,112
2,142,329	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,143,736
Victory Pioneer Multi-Asset Income Fund | 4/30/2530

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,004,352	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	$ 4,040,861
6,315,519	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	6,318,733
5,467,235	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,465,736
5,743,568	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,749,906
7,361,527	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	7,348,592
2,916,584	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	2,916,915
16,397,101	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	16,366,390
4,236,353	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	4,238,508
7,261,947	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	7,258,452
24,864,346	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	24,991,184
28,457,458	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	28,497,265
6,569,523	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	6,682,782
9,347,009	Federal Home Loan Mortgage Corp., 6.000%, 6/1/54	9,490,703
9,572,491	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	9,728,381
6,427,208	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	6,535,047
19,862,367	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	20,191,136
8,770,849	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	8,898,486
13,071,098	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	13,276,985
4,561,732	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	4,647,325
4,077,845	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	4,137,913
2,200,956	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,289,066
31Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,107,399	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	$ 1,155,134
7,017,154	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	7,255,996
6,476,813	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	6,756,351
6,202,762	Federal National Mortgage Association, 2.500%, 8/1/50	5,282,814
7,265,937	Federal National Mortgage Association, 2.500%, 5/1/51	6,166,458
14,902,789	Federal National Mortgage Association, 2.500%, 11/1/51	12,628,060
6,629,108	Federal National Mortgage Association, 2.500%, 11/1/51	5,620,438
296,437	Federal National Mortgage Association, 2.500%, 1/1/52	250,734
8,932,544	Federal National Mortgage Association, 2.500%, 2/1/52	7,551,418
317,793	Federal National Mortgage Association, 3.000%, 4/1/51	281,780
9,862,519	Federal National Mortgage Association, 3.000%, 11/1/51	8,671,007
11,324,970	Federal National Mortgage Association, 4.500%, 5/1/53	10,881,888
14,169,758	Federal National Mortgage Association, 5.000%, 4/1/53	13,899,440
11,478,821	Federal National Mortgage Association, 5.000%, 8/1/53	11,424,372
5,714,320	Federal National Mortgage Association, 5.500%, 8/1/52	5,723,404
3,424,513	Federal National Mortgage Association, 5.500%, 3/1/53	3,436,273
811,017	Federal National Mortgage Association, 5.500%, 4/1/53	809,593
18,858,938	Federal National Mortgage Association, 5.500%, 8/1/53	19,001,742
9,927,961	Federal National Mortgage Association, 5.500%, 8/1/53	9,941,928
7,851,825	Federal National Mortgage Association, 5.500%, 9/1/53	7,838,031
27,975,937	Federal National Mortgage Association, 5.500%, 9/1/53	27,966,503
Victory Pioneer Multi-Asset Income Fund | 4/30/2532

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
31,766,581	Federal National Mortgage Association, 5.500%, 9/1/53	$ 31,980,041
27,264,911	Federal National Mortgage Association, 5.500%, 10/1/53	27,227,546
1,863,349	Federal National Mortgage Association, 5.500%, 1/1/54	1,863,807
2,536,484	Federal National Mortgage Association, 5.500%, 2/1/54	2,539,355
12,456,178	Federal National Mortgage Association, 5.500%, 2/1/54	12,435,893
2,800,136	Federal National Mortgage Association, 5.500%, 2/1/54	2,800,664
4,150,716	Federal National Mortgage Association, 5.500%, 7/1/54	4,161,412
1,958,076	Federal National Mortgage Association, 5.500%, 9/1/54	1,969,492
6,823,952	Federal National Mortgage Association, 5.500%, 10/1/54	6,811,962
3,808,481	Federal National Mortgage Association, 5.500%, 11/1/54	3,815,803
7,773,441	Federal National Mortgage Association, 5.500%, 11/1/54	7,766,987
28,124,819	Federal National Mortgage Association, 5.500%, 1/1/55	28,072,142
17,000,626	Federal National Mortgage Association, 5.500%, 2/1/55	16,975,245
6,901,388	Federal National Mortgage Association, 5.500%, 3/1/55	6,891,767
7,511,439	Federal National Mortgage Association, 6.000%, 6/1/53	7,653,129
3,227,277	Federal National Mortgage Association, 6.000%, 10/1/53	3,274,910
9,447,409	Federal National Mortgage Association, 6.000%, 6/1/54	9,610,781
8,330,046	Federal National Mortgage Association, 6.000%, 12/1/54	8,465,712
1,868,892	Federal National Mortgage Association, 6.000%, 1/1/55	1,901,386
75,554	Federal National Mortgage Association, 6.500%, 2/1/53	77,903
2,467,700	Federal National Mortgage Association, 6.500%, 7/1/53	2,544,418
33Victory Pioneer Multi-Asset Income Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,826,144	Federal National Mortgage Association, 6.500%, 7/1/53	$ 2,938,631
3,612,119	Federal National Mortgage Association, 6.500%, 9/1/53	3,778,824
4,377,726	Federal National Mortgage Association, 6.500%, 9/1/53	4,571,610
2,897,643	Federal National Mortgage Association, 6.500%, 9/1/53	3,035,646
6,010,511	Federal National Mortgage Association, 6.500%, 10/1/53	6,269,926
111,722,800	U.S. Treasury Notes, 4.000%, 2/28/30	113,171,705
43,930,600	U.S. Treasury Notes, 4.250%, 3/15/27	44,416,239
	Total U.S. Government and Agency Obligations (Cost $907,849,119)	$916,367,437

	SHORT TERM INVESTMENTS — 3.3% of Net Assets
	Repurchase Agreements — 1.5%
70,000,000	Bank of America, 4.36%, dated 4/30/25,
to be purchased on 5/1/25 for $70,008,478, collateralized by the following:
$197, U.S. Treasury Bill, 8/28/25,
$857, U.S. Treasury Bond, 3.38%, 8/15/42,
$3,595, U.S. Treasury Inflation-Protected Security, 0.75%, 2/15/45,
$70,843,052, U.S. Treasury Note, 3.75%-4.13%, 1/15/27-4/30/32,
$10,710, U.S. Treasury Strip Coupon, 2/15/27-11/15/52,
	$541,589, U.S. Treasury Strip Principal, 11/15/28-11/15/40	$ 70,000,000
		$70,000,000

	Foreign Treasury Obligations — 0.2%
EGP605,475,000(k)	Egypt Treasury Bills, 25.951%, 6/3/25	$ 11,617,603
		$11,617,603

Victory Pioneer Multi-Asset Income Fund | 4/30/2534

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Open-End Fund — 1.6%
74,663,850(l)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 74,663,850
		$74,663,850

	TOTAL SHORT TERM INVESTMENTS (Cost $157,131,244)	$156,281,453

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.2% (Cost $4,474,713,220)	$4,697,920,226
	OTHER ASSETS AND LIABILITIES — 0.8%	$36,040,662
	net assets — 100.0%	$4,733,960,888

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $958,469,631, or 20.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2025.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security is in default.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Rate shown represents yield-to-maturity.
35Victory Pioneer Multi-Asset Income Fund | 4/30/25

(l)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$504,250
Acorn Re	10/25/2024	500,000	501,100
Adare Re 2025	12/31/2024	1,214,724	1,254,617
Alamo Re	4/12/2023	1,500,000	1,535,550
Alamo Re	4/4/2024	500,000	515,850
Alamo Re	4/4/2024	250,000	260,575
Alamo Re	1/22/2025	251,392	250,875
Alturas Re 2021-3	7/1/2021	96,867	45,900
Alturas Re 2022-2	4/11/2023	—	1,325
Aquila Re	5/10/2023	500,000	515,500
Aquila Re	5/10/2023	250,000	259,875
Aquila Re	4/26/2024	500,000	507,750
Atlas Capital	5/17/2023	1,250,000	1,289,750
Atlas Re	5/24/2024	750,000	837,900
Banbury-PI0050 Re 2024	8/19/2024	2,000,000	2,240,000
Bantry Re 2025	1/21/2025	3,704,428	3,742,752
Berwick Re 2025	1/15/2025	1,820,479	1,867,044
Blue Ridge Re	11/14/2023	750,000	769,875
Blue Ridge Re	11/14/2023	1,250,000	1,280,625
Bonanza Re	1/6/2023	250,000	253,625
Bonanza Re	12/16/2024	250,000	247,125
Bonanza Re	12/16/2024	1,000,000	1,001,700
Cape Lookout Re	4/14/2023	1,751,628	1,789,200
Carnoustie Re 2025	1/17/2025	2,448,196	2,402,126
Cat Re 2001	11/14/2023	750,000	780,000
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	1,046,390
Citrus Re	4/27/2023	1,000,000	1,023,300
Clearwater Re 2025	1/15/2025	1,000,000	1,001,534
Easton Re	5/16/2024	495,013	506,550
First Coast Re	3/24/2023	1,000,000	1,021,300
FloodSmart Re	2/23/2023	1,000,000	984,600
FloodSmart Re	2/29/2024	1,500,000	1,529,700
Victory Pioneer Multi-Asset Income Fund | 4/30/2536

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	12/22/2022	$250,000	$251,925
Four Lakes Re	12/8/2023	250,000	254,125
Four Lakes Re	12/8/2023	250,000	258,975
Four Lakes Re	12/11/2024	250,000	248,675
Four Lakes Re	12/11/2024	250,000	249,025
Fuchsia 2024-1	12/18/2024	1,000,000	1,004,000
Galileo Re	12/4/2023	1,253,776	1,296,250
Galileo Re	12/4/2023	250,000	250,425
Gamboge Re	5/9/2024	1,294,533	2,005,052
Gateway Re	2/3/2023	600,000	625,740
Gateway Re	3/11/2024	250,000	248,625
Gateway Re	12/19/2024	751,748	749,250
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2025	1/22/2025	2,471,171	2,469,407
Harambee Re 2019	12/20/2018	—	—
Herbie Re	12/17/2024	500,000	499,200
High Point Re	12/1/2023	2,000,000	2,009,800
Integrity Re	3/23/2023	2,000,000	2,015,000
International Bank for Reconstruction & Development	4/3/2024	250,000	253,825
International Bank for Reconstruction & Development	5/1/2024	250,000	264,075
Kendall Re	4/22/2024	1,000,000	1,046,200
Kilimanjaro II Re	6/24/2024	250,000	260,725
Kilimanjaro II Re	6/24/2024	750,000	788,400
Kilimanjaro III Re	4/8/2021	250,000	250,550
Lightning Re	3/20/2023	2,013,053	2,054,000
Locke Tavern Re	3/23/2023	1,300,000	1,313,650
LUKOIL PJSC		3,354,083	—
Magnit PJSC		12,536,598	—
Mangrove Risk Solutions	7/9/2024	—	17,300
Mangrove Risk Solutions	7/9/2024	—	5,800
Mangrove Risk Solutions	7/9/2024	—	1,825
Marlon Re	5/24/2024	250,000	255,850
Mayflower Re	6/21/2024	1,000,000	1,017,500
Merion Re 2025-1	1/16/2025	858,675	906,930
Merna Re II	4/5/2023	1,300,000	1,330,550
Merna Re II	4/5/2023	1,600,000	1,669,600
Merna Re II	5/8/2024	750,000	780,600
Merna Re II	5/8/2024	750,000	771,000
Merna Re II	5/8/2024	1,500,000	1,523,400
Merna Re II	4/14/2025	14,099,444	14,105,000
Merna Re II	4/14/2025	9,063,928	9,050,400
Mona Lisa Re	6/22/2021	500,000	500,250
37Victory Pioneer Multi-Asset Income Fund | 4/30/25

Restricted Securities	Acquisition date	Cost	Value
Mona Lisa Re	12/30/2022	$1,000,000	$1,024,300
Mystic Re	12/12/2023	1,748,222	1,826,300
Mystic Re	12/17/2024	250,000	248,750
Oakmont Re 2024	5/23/2024	—	38,487
Old Head Re 2025	1/2/2025	193,449	209,198
Palm Re	4/4/2024	250,000	262,275
Pangaea Re 2024-3	7/26/2024	3,000,000	3,219,034
Pangaea Re 2025-1	1/16/2025	2,189,901	2,170,556
PI0047 2024-1	1/26/2024	5,232,987	5,635,113
Pine Valley Re 2025	1/7/2025	431,028	451,505
Purple Re	4/2/2024	500,000	512,300
Queen Street Re	5/12/2023	1,500,000	1,503,300
Residential Re	10/28/2021	500,000	487,400
Residential Re	10/28/2021	750,000	703,500
Residential Re	11/22/2022	500,000	516,050
Residential Re	11/7/2023	1,250,000	1,294,375
Residential Re	11/7/2023	750,000	769,800
Residential Re	11/4/2024	1,000,000	1,008,700
Residential Re	11/4/2024	1,000,000	1,011,400
Russian Federal Bond - OFZ		831,119	—
Sanders Re	5/24/2023	650,000	674,115
Sanders Re	1/16/2024	750,000	773,400
Sanders Re	12/10/2024	2,500,000	2,458,500
Sanders Re	12/10/2024	2,500,000	2,493,750
Sanders Re III	2/14/2023	780,724	788,320
Sanders Re III	3/24/2023	1,600,000	1,636,480
Sector Re V	12/4/2023	—	86,309
Sector Re V	12/4/2024	3,500,000	3,589,166
Sector Re V	12/31/2024	3,000,000	3,076,428
Silk Road Re	12/23/2024	500,000	497,500
Solomon Re	6/12/2023	250,000	255,750
Sutter Re	6/6/2023	500,000	512,950
Thopas Re 2020	2/5/2020	—	200
Thopas Re 2021	12/30/2020	—	13,950
Thopas Re 2023	2/13/2023	—	2,250
Thopas Re 2024	2/2/2024	—	23,000
Thopas Re 2025	1/10/2025	2,500,000	2,259,500
Topanga Re	10/5/2023	242,315	241,000
Torrey Pines Re	5/17/2024	250,000	259,925
Torrey Pines Re	5/17/2024	250,000	261,400
Torricelli Re 2021	7/1/2021	—	9,000
Torricelli Re 2023	7/19/2023	—	34,500
Torricelli Re 2024	7/25/2024	2,975,976	3,005,349
Ursa Re	4/12/2023	1,000,000	1,014,700
Victory Pioneer Multi-Asset Income Fund | 4/30/2538

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2019	12/27/2018	$—	$—
Viribus Re 2020	3/12/2020	101,920	30,700
Viribus Re 2023	1/8/2023	—	600
Viribus Re 2024	3/19/2024	—	65,467
Vitality Re XIII	3/6/2023	1,729,454	1,753,325
Vitality Re XIV	1/25/2023	3,250,000	3,334,825
Vitality Re XIV	1/25/2023	600,000	621,540
Walton Health Re 2019	7/18/2019	—	413
Total Restricted Securities			$137,037,872
% of Net assets			2.9%
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,057	S&P 500 E-Mini	6/20/25	$(295,380,285)	$(295,272,950)	$107,335
TOTAL FUTURES CONTRACTS			$(295,380,285)	$(295,272,950)	$107,335
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EGP — Egypt Pound
EUR — Euro
HUF — Hungary Forint
IDR — Indonesian Rupiah
PHP — Philippines Peso
RUB — Russian Ruble
TRY — Turkish Lira
ZAR — South Africa Rand
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
39Victory Pioneer Multi-Asset Income Fund | 4/30/25

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,056,526	$—	$5,056,526
Common Stocks
Construction & Engineering	23,020,153	24,486	—	23,044,639
Consumer Staples Distribution & Retail	—	—	—*	—*
All Other Common Stocks	1,972,870,851	—	—	1,972,870,851
Asset Backed Securities	—	81,786,829	118,800	81,905,629
Collateralized Mortgage Obligations	—	115,221,225	—	115,221,225
Commercial Mortgage-Backed Securities	—	68,064,113	—	68,064,113
Convertible Corporate Bonds	—	29,200,874	—	29,200,874
Corporate Bonds	—	235,808,062	—	235,808,062
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,254,617	1,254,617
Multiperil – U.S.	—	—	6,681,503	6,681,503
Multiperil – Worldwide	—	—	3,573,098	3,573,098
Windstorm – North Carolina	—	—	24,925	24,925
Windstorm – U.S. Regional	—	—	38,487	38,487
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,402,126	2,402,126
Multiperil – Worldwide	—	—	28,954,021	28,954,021
All Other Insurance-Linked Securities	—	94,109,095	—	94,109,095
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	48,929,476	—	48,929,476
Closed-End Fund	11,180,589	—	—	11,180,589
Equity Linked Notes	—	896,951,480	—	896,951,480
U.S. Government and Agency Obligations	—	916,367,437	—	916,367,437
Repurchase Agreements	—	70,000,000	—	70,000,000
Foreign Treasury Obligations	—	11,617,603	—	11,617,603
Open-End Fund	74,663,850	—	—	74,663,850
Total Investments in Securities	$2,081,735,443	$2,573,137,206	$43,047,577	$4,697,920,226
Victory Pioneer Multi-Asset Income Fund | 4/30/2540

Schedule of Investments  |  4/30/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$107,335	$—	$—	$107,335
Total Other Financial Instruments	$107,335	$—	$—	$107,335
*	Securities valued at $0.
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
41Victory Pioneer Multi-Asset Income Fund | 4/30/25